ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies Abstract
Disclosure of composition of group [text block]
The details

of Atento

Group subsidiaries

at December

31, 2019,

2020 and 2021

are as follow:
% Interest
Name
Registered

address
Line of

business
2019 2020 2021
Holding

company
Atento Luxco

Midco, S.à.r.l.
Luxembourg Holding company 100 100 100 Atento S.A.
Atento Luxco

1 S.A.
Luxembourg Holding company 100 100 100 Atento Luxco Midco, S.a.r.l
Atalaya

Luxco 2.

S.à.r.l.
Luxembourg Holding company 100 100 100 Atento Luxco 1. S.A.
Atento Argentina.

S.A

Buenos Aires
(Argentina)
Operation of call centers
14.03 12.99 12.99 Atalaya Luxco 2. S.a.r.l.
85.97 87.01 87.01 Atento Luxco 1. S.A.
Atento Estrategias

de Transformación,
S.L.U.

(former

Global

Rossolimo. S.L.U)
Madrid (Spain) Holding company 100 100 100 Atento Spain Holdco. S.L.U.
Atento Spain

Holdco.

S.L.U
Madrid (Spain) Holding company 100 100 100 Atento Luxco 1. S.A.
Atento Spain

Holdco 6.

S.L.U
Madrid (Spain) Holding company 100 100 100 Atento Spain Holdco. S.L.U.
Atento Spain

Holdco 2.

S.A.U

Madrid (Spain) Holding company 100 100 100 Atento Spain Holdco 6. S.L.U.
Atento Teleservicios

España. S.A.U
Madrid (Spain) Operation of call centers 100 100 100 Atento Spain Holdco 2. S.A.U.
Atento Servicios

Técnicos

y Consultoría
S.A.U
Madrid (Spain)
Execution of
technological projects and
services, and consultancy
services
100 100 100 Atento Teleservicios España S.A.U.
Atento Impulsa.

S.A.U
Barcelona (Spain)
Management of
specialized employment
centers for disabled
workers
100 100 100 Atento Teleservicios España S.A.U.
Atento Servicios

Auxiliares

de Contact
Center. S.A.U
Madrid (Spain)
Execution of
technological projects and
services, and consultancy
services
100 100 100 Atento Teleservicios España. S.A.U.
Atento B V
Amsterdam
(Netherlands)
Holding company 100 100 100 Atento Spain Holdco 2. S.A.U.
Teleatento

del Perú.

S.A.C
Lima (Peru) Operation of call centers
83.3333 83.3333 83.3333 Atento B.V.
(Class A) (Class A) (Class A)
16.6667 16.6667 16.6667 Atento Holding Chile. S.A.
(Class B) (Class B) (Class B)
Woknal. S.A.
Montevideo
(Uruguay)
Operation of call centers 100 100 100 Atento B.V.